Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2016:
U.S. Government and federal agencies	$13,985,863	$9,641	$(661,964)	$13,333,540
Mortgage-backed securities (Government-sponsored enterprises - residential)	45,457,262	70,512	(1,114,597)	44,413,177
Municipal bonds	42,500,579	558,776	(644,632)	42,414,723

	$101,943,704	$638,929	$(2,421,193)	$100,161,440

December 31, 2015:
U.S. Government and federal agencies	$15,979,475	$44,972	$(85,750)	$15,938,697
Mortgage-backed securities (Government-sponsored enterprises - residential)	23,067,200	211,987	(100,792)	23,178,395
Municipal bonds	47,229,171	1,306,328	(179,259)	48,356,240

	$86,275,846	$1,563,287	$(365,801)	$87,473,332

The amortized cost and fair value of available-for-sale securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$1,036,978	$1,043,616
One to five years	9,201,183	9,315,610
Five to ten years	27,297,515	27,081,945
After ten years	18,950,766	18,307,092
	56,486,442	55,748,263
Mortgage-backed securities	45,457,262	44,413,177

Totals	$101,943,704	$100,161,440

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $42,463,127 at December 31, 2016 and $25,681,115 at December 31, 2015.

The carrying value of securities sold under agreement to repurchase amounted to $9,709,793 at December 31, 2016 and $7,591,475 at December 31, 2015.

Gross gains of $402,981 and $352,983 and gross losses of $(3,382) and $(32,398) resulting from sales of available-for-sale securities were realized for 2016 and 2015, respectively. The tax provision applicable to these net realized gains amounted to $135,864 and $108,999, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2016 and 2015, was $71,583,259 and $30,676,768, which is approximately 71% and 35%, respectively, of the Company’s available-for-sale investment portfolio. The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$12,333,924	$(661,964)	$—	$—	$12,333,924	$(661,964)
Mortgage-backed securities (Government-sponsored enterprises - residential)	37,144,915	(1,114,597)	—	—	37,144,915	(1,114,597)
Municipal bonds	22,104,420	(644,632)	—	—	22,104,420	(644,632)

Total temporarily impaired securities	$71,583,259	$(2,421,193)	$—	$—	$71,583,259	$(2,421,193)

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$8,591,014	$(49,205)	$1,809,745	$(36,545)	$10,400,759	$(85,750)
Mortgage-backed securities (Government-sponsored enterprises - residential)	5,843,754	(45,886)	2,257,674	(54,906)	8,101,428	(100,792)
Municipal bonds	5,440,291	(48,383)	6,734,290	(130,876)	12,174,581	(179,259)

Total temporarily impaired securities	$19,875,059	$(143,474)	$10,801,709	$(222,327)	$30,676,768	$(365,801)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2016.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by changes in interest rates. The Company expects to recover the amortized cost basis over the term of the securities. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2016.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2016.